SECURITIES AND EXCHANGE COMMISSION
RECEIVED

91-550

For Internal Use Only SEC File No. 9- AUG 09 2005	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires July 31, 2004 Estimated average burden per response: 2.00

DIVISION OF MARKET REGULATION

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FOR[redacted]

Part I **Initial Listing Report**

05064054

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **American Stock Exchange LLC**

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Corporation**

3. Class of New Derivative Securities Product: **Index-Linked Note**

4. Name of Underlying Instrument: **Industrial 15 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Broad**

6. Ticker Symbol(s) of New Derivative Product: **LDB**

7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **The component stocks of the Index are the fifteen highest dividend-yielding stocks in the Standard &Poor's ("S&P") Industrial Index. The component stocks are either listed or traded on the American Stock Exchange LLC, the New York Stock Exchange, Inc or the Nasdaq Market, Inc.**

8. Settlement Methodology of New Derivative Securities Product: **Cash-settled**

9. Position Limits of New Derivative Securities Product (if applicable): **N/A**

PROCESSED
AUG 19 2005
THOMSON
FINANCIAL

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUGUST 9, 2005

Part II	Execution
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: **Richard Mikaliunas**	
Title: **Senior Vice President, Capital Markets**	
Telephone Number: **(212) 306-1807**	
Manual Signature of Official Responsible for Form:	
Date: 08/05/2005	